Stockholders' and Members' Equity (Q3)	9 Months Ended	12 Months Ended
	Jun. 30, 2020	Sep. 30, 2019
Stockholders' and Members' Equity [Abstract]
Stockholders' and Members' Equity
9.	Stockholders’ and Members’ Equity

Initial Public Offering and Organizational Transactions

Immediately prior to the Offering, OneWater Inc amended and restated its certificate of incorporation and bylaws to, among other things, authorize (i) 40,000,000 shares of Class A common stock, par value $0.01 per share, (ii) 10,000,000 shares of Class B common stock, par value $0.01 per share, and (iii) 1,000,000 shares of Preferred stock, par value $0.01 per share. Shares of Class A common stock have one vote per share and have economic rights. Shares of Class B common stock have no economic rights, but have one vote per share.

As described in Note 1, on February 11, 2020, OneWater Inc completed its Offering of 5,307,693 of Class A common stock, which includes the exercise in full of the underwriters’ option to purchase up to 692,308 additional shares of Class A common stock pursuant to the Underwriting Agreement, at a price to the public of $12.00 per share. OneWater Inc received net proceeds of $59.2 million after deducting underwriting discounts and commissions. In addition, certain Legacy Owners contributed, directly or indirectly, their OneWater LLC Units to OneWater Inc in exchange for 780,213 shares of Class A common stock. Additionally, as part of the Organizational Transactions, OneWater Inc issued 8.5 million shares of Class B common stock to LLC Unitholders. No additional shares were issued or exchanged subsequent to the Organizational Transactions and the Offering for the three months ended June 30, 2020. Total outstanding shares of Class A common stock and Class B common stock at June 30, 2020 were 6.1 million and 8.5 million, respectively.

The Company incurred $6.4 million of legal, accounting, printing and other professional fees directly related to the Offering through June 30, 2020, including $2.6 million incurred during fiscal year 2019, of which $1.1 million were paid during fiscal year 2019, all of which were charged against additional paid-in capital.

Equity-Based Compensation

As part of the Organizational Transactions, previously issued Profit in Interests awards to select members of executive management for non-voting Class B units, fully and immediately vested and were exchanged for 32,754 OneWater LLC Units.

In connection with the Offering, the Board adopted an LTIP to incentivize individuals providing services to OneWater Inc and its subsidiaries and affiliates. The LTIP provides for the grant, from time to time, at the discretion of the Board or a committee thereof, of (1) stock options, (2) stock appreciation rights, (3) restricted stock, (4) restricted stock units, (5) stock awards, (6) dividend equivalents, (7) other stock-based awards, (8) cash awards, (9) substitute awards and (10) performance awards. The total number of shares reserved for issuance under the LTIP that may be issued pursuant to incentive stock options (which generally are stock options that meet the requirements of Section 422 of the Code) is 1,385,799. The LTIP will be administered by the Board, except to the extent the Board elects a committee of directors to administer the LTIP. Class A common stock subject to an award that expires or is cancelled, forfeited, exchanged, settled in cash or otherwise terminated without delivery of shares (including forfeiture of restricted stock awards) and shares withheld to pay the exercise price of, or to satisfy the withholding obligations with respect to, an award will again be available for delivery pursuant to other awards under the LTIP.

In connection with the consummation of the Offering, OneWater Inc granted to its named executive officers equity-based awards under the LTIP, which consist of (i) 17,333 restricted stock units subject to time-based vesting (“RSUs”) for each of Messrs. Singleton (Chief Executive Officer) and Aisquith (Chief Operating Officer), and (ii) 10,000 RSUs for Mr. Ezzell (Chief Financial Officer). The restricted stock units vest in four equal annual installments commencing on February 7, 2021.

During the period following the Offering through June 30, 2020, the Board approved the grant of an additional 139,727 time-based vesting restricted stock units. 39,727 restricted stock units fully vest on February 7, 2021. The remaining 100,000 restricted stock units vest in four equal annual installments commencing on February 7, 2021. Compensation cost for restricted stock units is based on the closing price of our common stock on the date immediately preceding the grant and is recognized on a straight-line basis over the applicable vesting periods.

During the period following the offering through June 30, 2020, the Board approved the grant of 67,000 performance share units, which represents 100% of the target award. Performance share units provide an opportunity for the recipient to receive a number of shares of our common stock based on our performance during fiscal year 2020 as measured against objective performance goals as determined by the Board. The actual number of units earned may range from 0% to 175% of the target number of units depending upon achievement of the performance goals. Performance share units vest in four equal annual installments. Upon vesting, each performance share unit equals one share of common stock of the Company. Compensation cost for performance share units is based on the closing price of our common stock on the date immediately preceding the grant and the ultimate performance level achieved, and is recognized on a graded basis over the four-year vesting period. As of June 30, 2020, the Company expected the performance targets to be fully achieved at 175% of the target award and therefore $0.2 million and $0.3 million of expense related to the performance awards were recorded in the three and nine months ended June 30, 2020, respectively.

The following table further summarizes activity related to restricted stock units for the nine months ended June 30, 2020:

	Restricted Stock Unit Awards
	Number of Shares	Weighted Average Grant Date Fair Value ($)
Issued on February 11, 2020	44,666	$14.61
Awarded	204,500	16.01
Vested	-	-
Forfeited	-	-
Unvested at March 31, 2020	249,166	$15.76
Awarded	2,227	12.57
Vested	-	-
Forfeited	-	-
Unvested at June 30, 2020	251,393	15.73

For the three and nine months ended June 30, 2020, the Company recognized $0.7 million and $0.9 million of compensation expense related to the grant of restricted stock units, respectively. As of June 30, 2020, the total unrecognized compensation expense related to outstanding equity awards was $3.8 million, which the Company expects to recognize over a weighted-average period of 1.6 years.

Investor Voting Warrants

On October 28, 2016, the Company issued 25,000 OneWater LLC common unit warrants in exchange for $1.0 million. The common unit warrants had a ten-year life from the date of issuance and provided the holders with a put right after 5 years, or potentially earlier, under certain circumstances. The holders of the warrants maintained full voting rights in OneWater LLC. As the common unit warrants could be settled in cash at the election of the holder, the fair value of the common unit warrants were included in warrant liability in the accompanying unaudited condensed consolidated balance sheets as of September 30, 2019. The common unit warrants were exercised for $0.0001 per unit in exchange for cash or common units of OneWater LLC. In connection with the Offering, Goldman and Beekman received 2,148,806 OneWater LLC units upon exercise of the warrants.

OneWater LLC Preferred Distribution

As of September 30, 2019, the unpaid balance of the preferred distribution was $3.2 million. The 5% cumulative interest on the preferred distribution was recognized as a distribution when declared by the Board. As of September 30, 2019, unpaid cumulative interest on the preferred distribution was zero. On February 11, 2020, in connection with the Offering, the Company paid $3.2 million in exchange for the surrender of the preferred distribution right.

Non-Controlling Interest

On June 1, 2018, the Company purchased Bosun’s Marine, a Massachusetts based boat retailer through its subsidiary Bosun’s Assets and Operations (“BAO”). The former owner of Bosun’s Marine invested $2.5 million of the purchase price to obtain a 25.0% ownership interest in BAO, with no voting rights in the subsidiary BAO. The results of operations for Bosun’s Marine have been included in the Company’s consolidated financial statements through the date of the Offering and the former owner’s minority interest in the subsidiary BAO has been recorded accordingly through the date of the Offering.

On August 1, 2017, the Company purchased South Shore Marine, an Ohio based boat retailer through its subsidiary South Shore Assets and Operations (“SSAO”). The former owner of South Shore Marine invested $1.8 million of the purchase price to obtain a 25.0% ownership interest in SSAO, with no voting rights in the subsidiary SSAO. The results of operations for South Shore Marine have been included in the Company’s consolidated financial statements through the date of the Offering and the former owner’s minority interest in the subsidiary SSAO has been recorded accordingly through the date of the Offering.

In connection with the Offering, the former owners of BAO and SSAO received 290,466 and 306,199 shares of Class A common stock, respectively, for the surrender of their respective 25.0% ownership interests.

As discussed in Note 1, OneWater Inc consolidates the financial results of OneWater LLC and its subsidiaries and reports a non-controlling interest related to the portion of OneWater LLC owned by the LLC Unitholders. Changes in ownership interest in OneWater LLC while OneWater Inc retains its controlling interest will be accounted for as equity transactions. Future direct exchanges of LLC units will result in a change in ownership and reduce the amount recorded as a non-controlling interest and increase additional paid-in-capital. As of June 30, 2020, OneWater Inc owned 41.8% of the economic interest of OneWater LLC with the LLC Unitholders owning the remaining 58.2%.

Dividend Restrictions

Under the Term and Revolver Credit Facility, the Company and its subsidiaries are generally restricted from making cash dividends or distributions and are required to obtain consent from Goldman prior to the payment of dividends, excluding distributions related to the payment of taxes by members. These restrictions apply to all income and net assets of the Company and its consolidated subsidiaries. Additionally, certain of the Company’s subsidiaries designated as ‘‘Dealers’’ under its inventory financing program are generally restricted from incurring indebtedness, including certain restrictions on intercompany loans or advances.

Distributions

During the three months ended June 30, 2020, the Company made distributions to OneWater LLC Unitholders for certain permitted tax payments.

Earnings Per Share

Basic and diluted earnings per share of Class A common stock is computed by dividing net income attributable to OneWater Inc for the three months ended June 30, 2020 and the period from February 11, 2020 through June 30, 2020 (the period following the Organizational Transactions and the Offering), by the weighted-average number of shares of Class A common stock outstanding during the same period. Diluted earnings per share is computed by giving effect to all potentially dilutive shares.

There were no shares of Class A or Class B common stock outstanding prior to February 11, 2020, therefore no earnings per share information has been presented for any period prior to that date.

The following table sets forth the calculation of earnings per share for the three and nine months ended June 30, 2020 (in thousands, except per share data):

Earnings per share:	Three Months Ended June 30, 2020	Nine Months Ended June 30, 2020
Numerator:
Net income attributable to OneWater Inc	$14,367	$15,452

Denominator:
Weighted-average number of unrestricted outstanding common shares used to calculate basic net income per share	6,088	6,088
Effect of dilutive securities:
Restricted stock units	9	5
Diluted weighted-average shares of Class A common stock outstanding used to calculate diluted net income per share	6,097	6,093

Earnings per share of Class A common stock – basic	$2.36	$2.54
Earnings per share of Class A common stock – diluted	$2.36	$2.54

Shares of Class B common stock do not share in the income (losses) of the Company and are therefore not participating securities. As such, separate presentation of basic and diluted earnings per share of Class B common stock under the two-class method has not been presented.

The following number of weighted-average potentially dilutive shares were excluded from the calculation of diluted earnings per share because the effect of including such potentially dilutive shares would have been antidilutive upon conversion (in thousands):

	Three Months Ended	Nine Months Ended
	June 30, 2020	June 30, 2020
Class B common stock	8,462	8,462
Restricted stock units	292	235
	8,754	8,697

3	Stockholder’s Equity

The Company is authorized to issue 1,000 shares of common stock, par value $0.01 per share, all of which were issued and outstanding as of April 3, 2019 and September 30, 2019. On April 3, 2019, the Company issued 1,000 shares of common stock to OneWater LLC for $10.00.